Offerings	Sep. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, EUR0.13 nominal value per share, reserved for issuance upon the acquisition of shares issuable under the 2025 Restricted Stock Unit (Free Share) Plan
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit	2.50
Maximum Aggregate Offering Price	$ 1,500,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 229.65
Offering Note	(1) The Ordinary Shares being registered under this registration statement may be represented by the Registrant's American Depositary Shares. Each American Depositary Share represents one Ordinary Share. American Depositary Shares issuable upon deposit of the Ordinary Shares registered hereby were registered pursuant to a separate Registration Statement on Form F-6EF (File No. 333-176843). (2) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the 'Securities Act'), this Registration Statement shall also cover such additional Ordinary Shares, EUR0.13 nominal value per share, of the Registrant, as may become issuable pursuant to the anti-dilution provisions of the 2025-2 Restricted Stock Unit (Free Share) Plan and of the 2025 Share Subscription Option Plan described herein or upon a share split, share dividend or similar transaction as provided in the 2025 Restricted Stock Unit (Free Share) Plan and in the 2025 Share Subscription Option Plan. (3) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act based upon the price of $2.50 per ADS, which was the average of the high and low prices of the ADS as reported on NASDAQ for September 24, 2025, which date is within five business days prior to the filing of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, EUR0.13 nominal value per share, reserved for issuance upon the exercise of stock options issuable under the 2025 Share Subscription Option Plan
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	2.50
Maximum Aggregate Offering Price	$ 5,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 765.50
Offering Note	(1) The Ordinary Shares being registered under this registration statement may be represented by the Registrant's American Depositary Shares. Each American Depositary Share represents one Ordinary Share. American Depositary Shares issuable upon deposit of the Ordinary Shares registered hereby were registered pursuant to a separate Registration Statement on Form F-6EF (File No. 333-176843). (2) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the 'Securities Act'), this Registration Statement shall also cover such additional Ordinary Shares, EUR0.13 nominal value per share, of the Registrant, as may become issuable pursuant to the anti-dilution provisions of the 2025-2 Restricted Stock Unit (Free Share) Plan and of the 2025 Share Subscription Option Plan described herein or upon a share split, share dividend or similar transaction as provided in the 2025 Restricted Stock Unit (Free Share) Plan and in the 2025 Share Subscription Option Plan. (3) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act based upon the price of $2.50 per ADS, which was the average of the high and low prices of the ADS as reported on NASDAQ for September 24, 2025, which date is within five business days prior to the filing of this Registration Statement.